--------------------------------------------------------------------------------

                   CITIFUNDS(R)
----------------------------
--------------------------------------------------------------------------------




               Citi(SM)
               Cash Reserves
             SEMI-ANNUAL REPORT
             FEBRUARY 28, 2001

















--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     3
 ................................................................................
Fund Performance                                                               4
 ................................................................................

CITI CASH RESERVES

Statement of Assets and Liabilities                                            5
 ................................................................................
Statement of Operations                                                        6
 ................................................................................
Statement of Changes in Net Assets                                             7
 ................................................................................
Financial Highlights                                                           8
 ................................................................................
Notes to Financial Statements                                                 10
 ................................................................................

CASH RESERVES PORTFOLIO

Portfolio of Investments                                                      13
 ................................................................................
Statement of Assets and Liabilities                                           16
 ................................................................................
Statement of Operations                                                       16
 ................................................................................
Statement of Changes in Net Assets                                            17
 ................................................................................
Financial Highlights                                                          18
 ................................................................................
Notes to Financial Statements                                                 19
 ................................................................................

LETTER TO OUR SHAREHOLDERS

Dear CitiFunds Shareholder:

   Over the past six months, money market instruments generally helped investors preserve their capital and earn competitive levels of taxable income as the U.S. economy slowed from its previous robust pace and the stock market generally declined. Indeed, in an investment environment in which many asset classes lost value, many money market funds provided relatively attractive returns. In January, the Federal Reserve Board reduced short-term interest rates in an effort to keep the economy growing. While this change in monetary policy may have benefited long-term, high quality bonds, it produced lower yields for some money market funds.

   In this environment, Citibank N.A., the Fund's investment adviser, continued to manage the Fund with the goal of achieving its investment objectives: providing shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

   This semi-annual report reviews the Fund's investment activities and performance during the six months ended February 28, 2001, and provides a summary of Citibank's perspective on and outlook for the money market securities marketplace.

   Thank you for your continued confidence and participation.

Sincerely,


/s/ HEATH B. McLENDON
---------------------
Heath B. McLendon
President
March 15, 2001

PORTFOLIO ENVIRONMENT AND OUTLOOK

   WHEN THE REPORTING PERIOD BEGAN, THE ECONOMY WAS BEGINNING TO SLOW FROM ITS RAPID PACE EARLIER IN THE YEAR. The economy's 2.2% annualized growth rate during the third quarter of 2000 stood in stark contrast to the second quarter's 5.5% annualized rate. The economic slowdown was generally the result of higher interest rates implemented over the previous 15 months by the Federal Reserve Board (the Fed"), which raised the benchmark Federal Funds rate -- the Fed's rate for overnight loans to member banks -- from 4.75% to 6.50%. Faced with higher borrowing costs, many businesses and consumers held off on making large purchases and new investments.

   During the fourth quarter of 2000, annualized U.S. economic growth continued to slow, ending the year with an anemic 1.4% expansion rate -- the slowest pace in more than five years. Lackluster retail sales during the 2000 holiday season, lower consumer confidence, declining manufacturing activity and higher energy costs contributed to the period's economic weakness. Despite evidence of a slowing economy, the Fed held monetary policy steady, leaving rates unchanged at its June, August, October, November and December 2000 meetings. Nonetheless, at its December 2000 meeting, the Fed suggested that the primary risk to the U.S. economy was recession, not inflation. As a result, many investors expected the Fed to reduce short-term interest rates at its next meeting, scheduled for the end of January 2001.

   Just days after 2001 began, the Fed surprised most analysts and investors by reducing the Federal Funds rate by 50 basis points. This rate reduction was surprising, given that it came between regularly scheduled meetings of the Fed's policy-making arm, the Federal Open Market Committee (FOMC). In testimony before Congress, Fed Chairman Alan Greenspan expressed concern about the economy's growth, which he believes may have stalled" at the start of the new year. When the FOMC gathered for its next scheduled meeting at the end of January, the Fed cut interest rates by an additional 50 basis points, bringing the Fed Funds rate to 5.50%. January's total rate cut of 100 basis points is the largest single-month decrease in the Fed Funds rate since Alan Greenspan was appointed Fed Chairman in 1987. These moves toward a more accommodative monetary policy caused the yields of many money market instruments to decline commensurately.

   In this environment, the Fund's adviser generally maintained the Fund's average weighted maturity toward the long end of its permitted range. This relatively constructive posture was designed to lock in higher yields for as long as possible while interest rates declined.

   In terms of security selection, the Fund's adviser intensified its focus on credit quality in a deteriorating economic environment. As a result, the adviser increased the Fund's holdings of money market instruments issued by U.S. government agencies. The adviser has also found high-quality opportunities in commercial paper from larger banks in the U.S., as well as from the U.S. branches of carefully selected foreign banks. On the other hand, the adviser maintained a relatively small position in U.S. Treasury bills because of their low yields compared to other fixed income securities.

   Looking forward, the adviser expects economic weakness to persist over the next several months, and expect economic growth to strengthen during the second half of 2001. Indeed, they are currently on the lookout for potential inflationary pressures that could accompany an acceleration of economic activity. An economic recovery and a pickup in inflation could become more likely if Congress passes the Federal personal income tax cuts recently proposed by President Bush.

FUND FACTS

FUND OBJECTIVE
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT ADVISER,                      DIVIDENDS
CASH RESERVES PORTFOLIO                  Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS               BENCHMARKS*
Class N shares                           o Lipper Taxable Money Market
August 31, 1984                            Funds Average
Cititrade(R) shares
August 18, 2000                          o iMoneyNet, Inc. 1st Tier Taxable
                                           Money Market Funds Average

NET ASSETS AS OF 2/28/01
Class N shares: $2,647.4 million
Cititrade shares: $864,696

* The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

  Citi is a service mark of Citicorp.
  Cititrade is a registered service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS

                                                                        SINCE
                                                                      JANUARY 4,
ALL PERIODS ENDED FEBRUARY 28, 2001    SIX      ONE    FIVE     TEN      1999
(Unaudited)                          MONTHS**  YEAR   YEARS*  YEARS*  INCEPTION*
================================================================================
Citi Cash Reserves Class N            2.95%    5.94%   5.16%   4.67%      --
Cititrade Cash Reserves               2.80%      --      --      --     3.02%**#
Lipper Taxable Money Market
 Funds Average                        2.82%    5.72%   5.00%   4.59%    5.11%
iMoneyNet, Inc. 1st Tier Taxable
 Money Market Funds Average           2.88%    5.84%   5.12%   4.62%    5.22%

*  Average Annual Total Return  + Since 12/31/98
** Not Annualized               # Commencement of Operations 8/18/2000

7-DAY YIELDS                            CLASS N             CITITRADE
                                        -------             -------
Annualized Current                       5.31%                5.01%
Effective                                5.45%                5.13%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITI CASH RESERVES CLASS N
VS. iMONEYNET, INC. 1ST TIER TAXABLE MONEY MARKET FUNDS AVERAGE

[Data below represents line chart in the printed piece]

                             IMoneyNet, Inc.
             Citi Cash      1st Tier Taxable
             Reserves        Money Markets
              Class N        Funds Average
             ---------      ----------------
3/7/00           5.23             5.18
                 5.24             5.2
                 5.27             5.23
                 5.37             5.29
4/4/00           5.38             5.35
                 5.38             5.35
                 5.42             5.37
                 5.41             5.39
5/2/00           5.47             5.39
                 5.47             5.42
                 5.54             5.48
                 5.7              5.61
                 5.77             5.69
6/6/00           5.82             5.73
                 5.82             5.78
                 5.87             5.81
                 5.89             5.85
7/4/00           6.03             5.91
                 5.93             5.87
                 5.93             5.89
                 5.94             5.9
8/1/00           5.96             5.91
                 5.92             5.9
                 5.95             5.92
                 5.95             5.9
                 5.98             5.91
9/5/00           5.99             5.9

                 5.98             5.9
                 5.99             5.9
                 6                5.91
10/3/00          6.02             5.9
                 5.98             5.87
                 6                5.9
                 6.02             5.9
                 6.01             5.91
11/7/00          5.99             5.89
                 5.99             5.89
                 6.01             5.9
                 6.01             5.91
12/5/00          6                5.91
                 5.98             5.9
                 6                5.9
                 6.02             5.89
1/2/01           5.98             5.86
                 5.83             5.76
                 5.8              5.65
                 5.71             5.55
                 5.69             5.47
2/6/01           5.49             5.29
                 5.41             5.18
                 5.38             5.09
                 5.31             5.02

Note: Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2001 (Unaudited)
================================================================================
ASSETS:
Investment in Cash Reserves Portfolio, at value (Note 1A)         $2,657,720,925
Receivable for shares of beneficial interest sold                      1,784,937
--------------------------------------------------------------------------------
  Total assets                                                     2,659,505,862
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                      8,753,415
Payable for shares of beneficial interest repurchased                  1,287,459
Payable to affiliate-Shareholder Servicing Agents'
  fees (Note 3B)                                                         500,008
Accrued expenses and other liabilities                                   733,643
--------------------------------------------------------------------------------
 Total liabilities                                                    11,274,525
--------------------------------------------------------------------------------
NET ASSETS                                                        $2,648,231,337
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                   $2,648,231,337
================================================================================
CLASS N SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($2,647,366,641/2,647,366,641 shares outstanding)                          $1.00
================================================================================
CITITRADE SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($864,696/864,696 shares outstanding)                                      $1.00
================================================================================

See notes to financial statements

CITI CASH RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B):
Income from Cash Reserves Portfolio                  $82,064,978
Allocated expenses from Cash Reserves Portfolio       (1,247,862)
--------------------------------------------------------------------------------
                                                                     $80,817,116
EXPENSES:
Administrative fees (Note 3A)                          4,368,808
Shareholder Servicing Agents' fees Class N (Note 3B)   3,114,150
Shareholder Servicing Agents' fees Class A (Note 3B)       5,221
Shareholder Servicing Agents' fees Class B (Note 3B)         811
Distribution fees Class N (Note 4)                     1,246,196
Distribution fees Class A (Note 4)                         4,176
Distribution/Service fees Class B (Note 4)                 2,433
Distribution fees Cititrade (Note 4)                         790
Blue Sky fees                                            112,943
Transfer agent fees                                       57,029
Shareholder reports                                       37,734
Custody and fund accounting fees                          26,943
Trustees' fees                                            24,807
Legal fees                                                21,718
Audit fees                                                11,868
Registration fees                                          2,540
Other                                                     94,768
--------------------------------------------------------------------------------
  Total expenses                                       9,132,935
Less: aggregate amount waived by Administrator,
  Shareholder Servicing Agent and Distributor
  (Notes 3A, 3B and 4)                                (1,641,200)
--------------------------------------------------------------------------------
  Net expenses                                                         7,491,735
--------------------------------------------------------------------------------
Net investment income                                                $73,325,381
================================================================================

See notes to financial statements

CITI CASH RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                   SIX MONTHS ENDED       YEAR ENDED
                                                   FEBRUARY 28, 2001      AUGUST 31,
                                                       (Unaudited)           2000
=====================================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
 to shareholders (Note 2):
Class N shares                                     $    73,178,422    $   140,202,446
Class A shares                                             122,472            475,345
Class B shares                                              17,021             27,820
Cititrade shares                                             7,466                 86
-------------------------------------------------------------------------------------
                                                        73,325,381        140,705,697
=====================================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL
 INTEREST AT NET ASSET VALUE OF $1.00
 PER SHARE (Note 5):
CLASS N
Proceeds from sale of shares                         1,035,847,845      1,907,748,222
Net asset value of shares issued to shareholders
 from reinvestment of dividends                         13,432,370         24,256,167
Cost of shares repurchased                            (955,322,196)    (1,964,983,880)
-------------------------------------------------------------------------------------
Total Class N                                           93,958,019        (32,979,491)
-------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
 NET ASSET VALUE OF $1.00 PER SHARE
CLASS A (Note 1):
Proceeds from sale of shares                             3,586,200         88,089,536
Net asset value of shares issued to shareholders
 from reinvestment of dividends                            119,755            474,500
Cost of shares repurchased                              (9,134,080)       (91,471,358)
-------------------------------------------------------------------------------------
Total Class A                                           (5,428,125)        (2,907,322)
-------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
 NET ASSET VALUE OF $1.00 PER SHARE
CLASS B (Note 1):
Proceeds from sale of shares                             1,332,089          5,143,841
Net asset value of shares issued to shareholders
 from reinvestment of dividends                             16,226             26,523
Cost of shares repurchased                              (1,869,830)        (4,808,593)
-------------------------------------------------------------------------------------
Total Class B                                             (521,515)           361,771
-------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
 INTEREST AT NET ASSET VALUE OF $1.00
 PER SHARE (Note 5):
CITITRADE*
Proceeds from sale of shares                             1,767,617             62,412
Net asset value of shares issued to shareholders
 from reinvestment of dividends                              7,136                 83
Cost of shares repurchased                                (949,690)           (22,862)
-------------------------------------------------------------------------------------
Total Cititrade                                            825,063             39,633
-------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                   88,833,442        (35,485,409)
-------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                  2,559,397,895      2,594,883,304
-------------------------------------------------------------------------------------
End of period                                      $ 2,648,231,337    $ 2,559,397,895
=====================================================================================

* August 18, 2000 (Commencement of Operations)

See notes to financial statements

CITI CASH RESERVES
FINANCIAL HIGHLIGHTS

                                                                          CLASS N
                             -----------------------------------------------------------------------------
                             SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                             FEBRUARY 28, 2001 -----------------------------------------------------------
                               (Unaudited)      2000         1999          1998        1997         1996
==========================================================================================================
Net Asset Value,
 beginning of period             $1.00000     $1.00000     $1.00000     $1.00000     $1.00000     $1.00000
Net investment income             0.02915      0.05353      0.04536      0.05050      0.04940      0.05039
Less dividends from net
 investment income               (0.02915)    (0.05353)    (0.04536)    (0.05050)    (0.04940)    (0.05039)
----------------------------------------------------------------------------------------------------------
Net Asset Value,
 end of period                   $1.00000     $1.00000     $1.00000     $1.00000     $1.00000     $1.00000
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
 (000's omitted)               $2,647,367   $2,553,409   $2,586,388   $2,198,443   $1,827,181   $1,468,177
Ratio of expenses to
 average net assets                 0.70%*       0.70%        0.70%        0.70%        0.70%        0.69%
Ratio of net investment
 income to average
 net assets                         5.87%*       5.35%        4.53%        5.05%        4.96%        5.02%
Total return                        2.95%**      5.49%        4.63%        5.17%        5.05%        5.16%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods  indicated,  the net investment income per share and the ratios would have been as follows:

Net investment income
 per share                       $0.02795     $0.05112     $0.04301     $0.04814     $0.04697    $0.04766
RATIOS:
Expenses to average net
 assets                             0.96%*       0.93%        0.94%        0.94%        0.95%        0.96%
Net investment income to
 average net assets                 5.61%*       5.11%        4.29%        4.81%        4.71%        4.75%
==========================================================================================================

+  Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.
 * Annualized
** Not Annualized

See notes to financial statements

CITI CASH RESERVES
FINANCIAL HIGHLIGHTS

                                                            CITITRADE
                                              -------------------------------------------
                                                                       FOR THE PERIOD
                                                                      AUGUST 18, 2000
                                              SIX MONTHS ENDED         (COMMENCEMENT
                                              FEBRUARY 28, 2001       OF OPERATIONS)
                                                (Unaudited)          TO AUGUST 31, 2000
=========================================================================================
Net Asset Value, beginning of period              $1.00000                $1.00000
Net investment income                              0.02766                 0.00218
Less dividends from net investment income         (0.02766)               (0.00218)
-----------------------------------------------------------------------------------------
Net Asset Value, end of period                    $1.00000                $1.00000
=========================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)             $865                    $40
Ratio of expenses to average net assets              1.00%*                  1.00%*
Ratio of net investment income to average
  net assets                                         5.57%*                  5.05%*
Total return                                         2.80%**                 0.22%**

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods  indicated,  the net investment income per share and the ratios would have been as follows:

Net investment income per share                   $0.02726                $0.00218
RATIOS:
Expenses to average net assets                       1.26%*                  1.23%*
Net investment income to average net assets           5.31%*                 4.82%*
=========================================================================================

+  Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.
*  Annualized
** Not Annualized

See notes to financial statements

CITI CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Cash Reserves changed its name to Citi Cash Reserves (the "Fund"). The Fund is a separate diversified series of CitiFunds Trust III (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as investment adviser. The value of such investment reflects the Fund's proportionate interest (12.9% at February 28, 2001) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acted as the Trust's Administrator and Distributor through December 31, 2000. SSB Citi Fund Management LLC ("SSB Citi"), an affiliate of Citibank, became the Fund Administrator effective January 1, 2001. Citibank also makes shares available to customers as Shareholder Servicing Agent. Effective January 1, 2001, Salomon Smith Barney Inc. became the Fund Distributor.

   The Fund currently offers Class N and Cititrade shares. The Fund commenced its public offering of Class A and Class B shares on January 4, 1999, and the 236,216 and 793,836 shares outstanding with a value of $236,216 and $793,836, respectively, were converted to Class N shares on February 7, 2001. Shares converted are reflected as a repurchase of Class A and Class B shares and a sale of Class N shares in the financial statements. Cititrade shares commenced operations on August 18, 2000. Each class has different eligibility requirements and its own combination of charges and fees. Class N, which has no sales charge, is the share class generally available for new investments and Cititrade shares are available to Cititrade customers. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Fund if the Fund were liquidated. Class N shares have lower expenses than Cititrade shares.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT VALUATION VALUATION of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to

CITI CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Administrator. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 3:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such Plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.70% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 28, 2001, management agreed to voluntarily limit Fund expenses to 0.70% for Class N and 1.00% for Cititrade, inclusive of Portfolio allocated expenses.

   A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at an annual rate of 0.35% of average daily net assets. The Administrative fees amounted to $4,368,808, of which $390,017 was voluntarily waived for the six months ended February 28, 2001.

   The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. SHAREHOLDER SERVICING AGENTS FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed,

CITI CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

on an annualized basis, an amount equal to 0.25% of the average daily net assets of each Fund's classes of shares represented by shares owned during the period for which payment has been made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agents fees amounted to $3,114,150, $5,221 and $811 for Class N, Class A and Class B shares, respectively, for the six months ended February 28, 2001, of which all from Class B fees were voluntarily waived.

4. DISTRIBUTION FEES/SERVICE FEES The Fund has adopted a Plan of Distribution for Class N, Class A and the Cititrade shares class and a Distribution/Service fee for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, under which the Fund compensates the Distributor at an annual rate not to exceed 0.10%, 0.20%, 0.60% and 0.75% of the average daily net assets of the Fund's Class N, Class A, Cititrade and Class B shares, respectively. The Distribution fees charged to Class N, Class A, Cititrade and Class B shares were $1,246,196, $4,176, $790 and $2,433, respectively, for the six months ended February 28, 2001, of which all fees charged to Class N and Class A fees were voluntarily waived. The Distributor may also receive an additional fee from Class N shares at an annual rate not to exceed 0.10% of the average daily net assets of the Fund's Class N shares in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of Class N shares of the Fund. The additional fee has not been assessed through February 28, 2001.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $769,430,087 and $765,264,386, respectively, for the six months ended February 28, 2001.

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS               February 28, 2001
(Unaudited)

                            PRINCIPAL
                             AMOUNT
ISSUER                   (000'S OMITTED)         VALUE
--------------------------------------------------------
ASSET BACKED -- 5.8%
--------------------------------------------------------

Links Finance Corp.,
  5.59% due* 07/17/01       $100,000      $   99,996,219
  5.64% due* 10/15/01        300,000         300,000,000
  6.69% due 11/13/01          75,000          75,000,000
  5.63% due* 01/08/02        100,000         100,000,000
MLMI*,
  5.51% due 11/27/01          48,139          48,139,383
Restructured  Asset
  Securities *,
  5.59% due 06/22/01          65,000          65,000,000
SMM Trust*,
  5.65% due 10/22/01          57,000          57,000,000
Strategic Money Market
  Trust Receipts *,
  5.59% due 3/14/01          350,000         350,000,000
Strats  Trust*,
  5.61% due 08/20/01         100,000         100,000,000
                                          --------------
                                           1,195,135,602
                                          --------------

CERTIFICATES OF DEPOSIT (DOMESTIC) -- 1.0%
--------------------------------------------------------
Credit Suisse,
  5.52% due 03/19/01         200,000         200,000,000
                                          --------------
CERTIFICATES OF DEPOSIT (EURO) -- 3.9%
--------------------------------------------------------
Abbey  National Treasury
  Services,
  6.92% due 04/24/01         200,000         200,000,000
  7.09% due 05/03/01         150,000         150,002,449
Bayerische Landesbank,
  5.39% % due 01/16/02        50,000          50,004,228
Commerzbank,
  6.60% due 05/01/01          70,000          70,003,047
Credit Agricole Indosuez,
  6.61% due 05/31/01         102,000         102,011,283
  7.00% due 07/09/01         100,000         100,000,000
  6.75% due 09/28/01         144,000         144,034,588
                                          --------------
                                             816,055,595
                                          --------------

CERTIFICATES OF DEPOSIT (YANKEE) -- 23.4%
--------------------------------------------------------
American Express Centurion,
  5.62% due 12/12/01         200,000         200,000,000
Bank America,
  6.98% due 03/30/01         110,000         110,000,000
  7.18% due 06/14/01         100,000         100,000,000
Bank One,
  6.68% due 11/02/01          50,000          50,008,088
Barclays Bank,
  5.53% due 03/16/01         300,000         300,000,000
  5.59% due 09/24/01         460,000         459,861,218
Bayerische Landesbank,
  5.50% due 06/04/01         135,000         134,984,392
Canadian Imperial,
  6.34% due 03/22/01         150,000         150,000,000
  7.07% due 05/03/01          62,000          62,021,799
  6.48% due 05/07/01         106,000         106,000,000

Commerzbank,
  6.67% due 03/01/01         100,000         100,000,000
  6.80% due 04/17/01          80,175          80,177,938
  6.88% due 04/30/01         110,000         109,996,574
  7.17% due 06/28/01         150,000         149,983,826
  7.15% due 06/29/01         125,000         125,042,391
  6.88% due 08/10/01         100,000          99,989,486
Credit Agricole Indosuez,
  6.89% due 08/24/01         100,000          99,988,578
  6.72% due 09/18/01          67,000          67,027,063
  5.59% due 09/24/01         230,000         229,930,609
Deutsche Bank,
  5.59% due 09/24/01         260,000         259,928,729
  6.89% due 08/20/01         167,000         166,977,641
Dresdner Bank,
  7.12% due 06/18/01         100,000          99,994,355
Merita Bank Plc,
  6.65% due 11/09/01         200,000         199,973,670
  6.78% due 09/17/01         200,000         199,958,445
  6.64% due 10/19/01         100,000          99,987,926
  5.24% due 02/20/02         171,000         170,990,705
Rabobank Nederland,
  6.85% due 04/06/01         100,000          99,997,195
  7.18% due 06/13/01          50,000          49,995,289
  5.28% due 01/14/02          70,000          70,017,663
Royal Bank,
  6.01% due 09/11/01         112,000         112,005,787
Societe Generale,
  6.80% due 04/10/01          50,000          49,998,961
  6.81% due 04/17/01          50,000          50,001,676
  6.75% due 04/18/01         110,000         109,995,708
Svenska Handelsbanken,
  6.80% due 09/05/01         175,000         174,982,904
UBS AG Stamford,
  6.01% due 09/04/01          72,300          72,313,706
  5.22% due 02/20/02         122,000         121,977,088
                                          --------------
                                           4,844,109,410
                                          --------------

COMMERCIAL PAPER -- 35.8%
--------------------------------------------------------
ABN-Amro Bank,
  6.65% due 04/17/01         140,000         140,001,118
Alpine Securitization Corp.,
  5.52% due 03/05/01         275,000         274,831,333
Aspen Funding Corp.,
  5.56% due 03/01/01         100,000         100,000,000

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)   February 28, 2001
(Unaudited)

                            PRINCIPAL
                             AMOUNT
ISSUER                   (000'S OMITTED)         VALUE
--------------------------------------------------------
COMMERCIAL PAPER -- (CONT'D)
--------------------------------------------------------
Asset Backed Capital
  Finance Inc.,
  6.50% due 03/09/01        $105,000      $  104,848,333
Asset Portfolio
  Funding Corp.,
  5.50% due 03/15/01         200,000         199,572,222
  6.37% due 03/16/01          54,784          54,638,594
Asset Securitization
  Coop Corp.,
  5.50% due 03/13/01          50,000          49,908,333
Atlantis One Funding Corp.,
  6.40% due 03/09/01         130,690         130,504,130
  5.50% due 03/16/01         187,462         187,032,400
BankAmerica Corp.,
  6.45% due 04/09/01          45,000          44,685,563
Banco Santander,
  5.51% due 03/09/01          50,000          49,938,778
  5.07% due 07/31/01          50,000          48,929,667
Blue Ridge Asset,
  5.50% due 03/02/01          42,276          42,269,541
  5.52% due 03/13/01         106,305         106,109,399
  5.55% due 03/13/01          24,102          24,057,411
Brahms Funding Corp.,
  5.62% due 03/26/01         106,934         106,516,660
  5.60% due 03/27/01         103,144         102,726,840
  5.58% due 03/29/01          60,000          59,739,600
  5.43% due 04/25/01         258,447         256,302,967
  5.34% due 04/27/01         353,460         350,471,496
British
  Telecommunications Plc,
  5.67% due 10/09/01         100,000         100,000,000
Compass Securities,
  5.50% due 03/15/01         110,000         109,764,722
  5.50% due 03/16/01          44,960          44,856,967
Credit Suisse,
  6.48% due 03/16/01         125,000         124,662,500
  6.45% due 04/04/01         125,000         124,238,542
Forrestal Funding,
  6.51% due 03/09/01          29,211          29,168,741
Four Winds Funding Corp.,
  5.50% due 03/01/01         117,757         117,757,000
  6.24% due 03/19/01          50,000          49,844,000
  6.24% due 03/20/01          50,000          49,835,333
GE Financial Assurance
  Holdings,
  5.59% due 03/01/01          66,000          66,000,000
General Electric
  Capital Corp.,
  6.42% due 04/10/01         200,000         198,573,333
  6.41% due 04/11/01          25,000          24,817,493
  6.43% due 04/12/01         200,000         198,499,667
Giro Funding,
  5.51% due 03/08/01         124,068         123,935,075
  5.53% due 03/09/01          43,173          43,119,945
  5.51% due 03/12/01          83,260          83,119,823
  6.36% due 03/15/01         131,894         131,567,782
  5.50% due 04/17/01         107,426         106,654,622
  6.17% due 06/15/01          50,000          49,091,639
Goldman Sachs Corp.,
  6.19% due 05/11/01         100,000          98,779,194

Greyhawk Capital Corp.,
  5.55% due 03/09/01          44,542          44,487,065
  6.14% due 06/11/01          55,000          54,043,183
  6.14% due 06/13/01          50,000          49,113,111
K2 USA,
  6.48% due 03/28/01          71,000          70,654,940
  6.16% due 06/01/01          77,300          76,083,126
MICA Funding,
  5.51% due 03/15/01          90,490          90,296,100
Moat Funding,
  6.27% due 04/24/01          48,000          47,548,560
  6.27% due 04/27/01          50,000          49,503,625
Morgan Stanley Dean
  Witter Discover*,
  5.67% due 03/16/01         200,000         200,000,000
Moriarty Ltd.,
  6.43% due 04/19/01          50,000          49,562,403
Paradigm Funding,
  5.51% due 03/08/01          50,000          49,946,431
  5.50% due 03/16/01          60,000          59,862,500
Pennine Funding,
  5.55% due 03/01/01          61,000          61,000,000
Perry Global Funding,
  6.31% due 03/02/01          47,775          47,766,626
  5.51% due 03/08/01         101,938         101,828,785
  5.51% due 03/16/01         180,311         179,897,036
  5.52% due 04/05/01         132,466         131,755,099
Rabobank Nederland,
  5.56% due 03/01/01         140,000         140,000,000
Receivables Capital Corp.,
  5.22% due 07/27/01          52,920          51,784,337
Sigma Finance Corp.,
  6.49% due 03/09/01          50,000          49,927,889
  6.49% due 03/13/01          50,000          49,891,833
  6.41% due 04/23/01          50,000          49,528,153
  6.43% due 04/23/01         100,000          99,053,361
Surrey Funding Corp.,
  5.49% due 03/08/01         240,000         239,743,800
  5.50% due 03/09/01         100,000          99,877,778
  5.50% due 03/12/01         455,830         455,063,952
UBS AG,
  6.32% due 05/01/01          73,700          72,910,755

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS               February 28, 2001
(Unaudited)

                            PRINCIPAL
                             AMOUNT
ISSUER                   (000'S OMITTED)         VALUE
--------------------------------------------------------
COMMERCIAL PAPER -- (CONT'D)
--------------------------------------------------------
Variable Funding,
  5.56% due 03/01/01        $170,735      $  170,735,000
  5.55% due* 10/12/01        250,000         249,974,624
                                          --------------
                                           7,399,210,835
                                          --------------

CORPORATE NOTE -- 0.7%
--------------------------------------------------------
Household Finance Corp.*,
  5.78% due 07/20/01          50,000          50,025,209
Merrill Lynch & Co. Inc.*,
  5.64% due 01/07/02         100,000          99,974,068
                                          --------------
                                             149,999,277
                                          --------------

MEDIUM TERM NOTES -- 14.5%
--------------------------------------------------------
Bear Stearns
  Companies Inc.*,
  5.64% due 09/19/01         300,000         300,000,000
Bear Stearns*,
  5.69% due 02/06/02         300,000         300,000,000
Credit Suisse*,
  5.64% due 03/05/01         250,000         249,999,455
  5.63% due 05/10/01         225,000         224,995,685
Deere John Capital Corp.*,
  5.42% due 02/08/02         150,000         149,925,012
E.I. Du Pont de Nemours & Co.,
  6.69% due 3/13/01           53,000          53,000,000
K2 Corp.*,
  5.57% due 01/15/02         165,000         165,000,000
  5.63% due 02/01/02         100,000         100,000,000
K2 USA*,
  5.57% due 02/13/02          30,000          30,000,000
  5.57% due 02/15/02         150,000         150,000,000
Merrill Lynch & Co. Inc.,
  5.65% due* 03/02/01        500,000         499,999,726
  6.69% due 11/13/01         100,000          99,993,315
Nationwide Building 144A*,
  5.57% due 12/12/01         115,000         115,000,000
Sigma Finance Corp.*,
  6.87% due 04/09/01         100,000         100,000,000
  5.61% due 10/05/01         250,000         249,962,671
  6.71% due 10/16/01         100,000         100,000,000
  5.55% due 02/15/02         100,000          99,980,767
                                          --------------
                                           2,987,856,631
                                          --------------

PROMISSORY NOTE -- 3.4%
--------------------------------------------------------
Goldman Sachs Group,
  6.75% due 03/19/01         475,000         475,000,000
  6.59% due 05/10/01         230,000         230,000,000
                                          --------------
                                             705,000,000
                                          --------------

TIME DEPOSITS -- 9.9%
--------------------------------------------------------
BNP Paribas,
  5.59% due 03/01/01         502,131         502,131,000
National Australia Bank,
  5.63% due 03/01/01         300,000         300,000,000
Societe Generale,
  5.63% due 03/01/01         300,000         300,000,000
  5.50% due 03/02/01         400,000         400,000,000
UBS AG,
  5.63% due 03/01/01         250,000         250,000,000
Westdeutesche,
  5.59% due 03/01/01         300,000         300,000,000
                                          --------------
                                           2,052,131,000
                                          --------------

UNITED STATES GOVERNMENT AGENCY -- 2.4%
--------------------------------------------------------
Federal Home Loan Bank,
  5.11% due 01/29/02          93,000          92,923,409
Federal Home Loan
  Mortgage Discount Notes,
  6.48% due 11/02/01         100,000          99,960,235
Federal National
  Mortgage Association,
  6.44% due 11/21/01         185,000         184,930,087
Federal National
  Mortgage Association,
  5.15% due 02/28/02         100,000          95,322,556
Federal National
  Mortgage Association,
  5.16% due 02/28/02          25,000          23,829,444
                                          --------------
                                             496,965,731
                                          --------------

TOTAL INVESTMENTS,
 AT AMORTIZED COST            100.8%      20,846,464,081
OTHER ASSETS,
 LESS LIABILITIES              (0.8)        (163,361,585)
                              -----      ---------------
NET ASSETS                    100.0%     $20,683,102,496
                              =====      ===============


* Variable interest rate -- subject to periodic change.

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2001 (Unaudited)
================================================================================
ASSETS:
Investments at value (Note 1A)                                   $20,846,464,081
Cash                                                                         281
Interest receivable                                                  238,233,551
--------------------------------------------------------------------------------
 Total assets                                                     21,084,697,913
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                    400,000,000
Payable to affiliate--Investment Advisory fee (Note 2A)                1,193,568
Accrued expenses and other liabilities                                   401,849
--------------------------------------------------------------------------------
 Total liabilities                                                   401,595,417
--------------------------------------------------------------------------------
NET ASSETS                                                       $20,683,102,496
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                         $20,683,102,496
================================================================================


CASH RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
==============================================================================
INTEREST INCOME (Note 1B)                                         $537,776,439

EXPENSES:
Investment Advisory fees (Note 2A)                 $ 12,289,522
Administrative fees (Note 2B)                         4,096,507
Custody and fund accounting fees                      1,871,284
Trustees' fees                                           27,053
Audit fees                                               25,395
Legal fees                                                8,553
Other                                                    37,325
------------------------------------------------------------------------------
 Total expenses                                      18,355,639
Less: aggregate amounts waived by Investment
 Adviser and Administrator (Notes 2A, and 2B)       (10,127,607)
Less: fees paid indirectly (Note 1F)                    (35,353)
------------------------------------------------------------------------------
 Net expenses                                                        8,192,679
------------------------------------------------------------------------------
Net investment income                                             $529,583,760
==============================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                             SIX MONTHS ENDED       YEAR ENDED
                                            FEBRUARY 28, 2001       AUGUST 31,
                                              (Unaudited)             2000
================================================================================
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
Net investment income                      $    529,583,760    $    882,959,245
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                  34,552,470,320      58,289,540,600
Value of withdrawals                        (28,791,292,218)    (59,709,503,859)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                   5,761,178,102      (1,419,963,259)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS         6,290,761,862        (537,004,014)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                          14,392,340,634      14,929,344,648
--------------------------------------------------------------------------------
End of period                              $ 20,683,102,496    $ 14,392,340,634
================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                           SIX MONTHS ENDED                             YEAR ENDED AUGUST 31,
                           FEBRUARY 28, 2001 -------------------------------------------------------------------------
                             (Unaudited)       2000             1999            1998           1997            1996
======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets
 (000's omitted)             $20,683,102    $14,392,341     $14,929,345      $8,805,910     $7,657,400      $4,442,187
Ratio of expenses to
 average net assets                0.10%*         0.10%           0.10%           0.10%          0.10%           0.10%
Ratio of net investment
 income to average
 net assets                        6.46%*         5.93%           5.13%           5.65%          5.57%           5.64%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average
 net assets                        0.22%*         0.22%           0.22%           0.22%          0.23%           0.23%
Net investment income
 to average net assets             6.34%*         5.81%           5.01%           5.53%          5.44%           5.50%
======================================================================================================================

* Annualized

See notes to financial statements

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acted as the Portfolio's Administrator through December 31, 2000. SSB Citi Fund Management LLC ("SSB
Citi"), an affiliate of Citibank, became the Fund Administrator effective January 1, 2001. Citibank, N.A. ("Citibank") acts as the Portfolio's Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended ("1940 Act"). This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

   B. INTEREST INCOME AND EXPENSES Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Administrator.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreements underlying investments to ensure the existence of a proper level of collateral.

   E. OTHER   Purchases, maturities  and sales of money market  instruments  are accounted for on the date of the transaction.

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

   F. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

   A. INVESTMENT ADVISORY FEE The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $12,289,522, of which $6,031,100 was voluntarily waived for the six months ended February 28, 2001. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

   B. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $4,096,507, all of which were voluntarily waived for the six months ended February 28, 2001. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3.  INVESTMENT TRANSACTIONS   Purchases,  maturities  and sales of money  market
instruments aggregated $189,317,071,195 and $182,851,361,434, respectively, for the six months ended February 28, 2001.

4. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 2001, the commitment fee allocated to the Portfolio was $22,063. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Heath B. McLendon*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

*AFFILIATED PERSON OF INVESTMENT ADVISER

INVESTMENT ADVISER
(OF CASH RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

















This report is prepared for the information of shareholders of Citi Cash Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Cash Reserves.

(C)2001 Citicorp          [RECYCLE LOGO] Printed on recycled paper   CFS/RCR/201

--------------------------------------------------------------------------------
CitiFunds(R)
--------------------------------------------------------------------------------




CITI(SM)
U.S. TREASURY
RESERVES
SEMI-ANNUAL REPORT
FEBRUARY 28, 2001












--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Letter to Our Shareholders                                       1
------------------------------------------------------------------
Portfolio Environment and Outlook                                2
------------------------------------------------------------------
Fund Facts                                                       3
------------------------------------------------------------------
Fund Performance                                                 4
------------------------------------------------------------------

CITI U.S. TREASURY RESERVES

Statement of Assets and Liabilities                              5
------------------------------------------------------------------
Statement of Operations                                          6
------------------------------------------------------------------
Statement of Changes in Net Assets                               7
------------------------------------------------------------------
Financial Highlights                                             8
------------------------------------------------------------------
Notes to Financial Statements                                    9
------------------------------------------------------------------

U.S. TREASURY RESERVES PORTFOLIO

Portfolio of Investments                                        12
------------------------------------------------------------------
Statement of Assets and Liabilities                             13
------------------------------------------------------------------
Statement of Operations                                         13
------------------------------------------------------------------
Statement of Changes in Net Assets                              14
------------------------------------------------------------------
Financial Highlights                                            14
------------------------------------------------------------------
Notes to Financial Statements                                   15
------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS



Dear CitiFunds Shareholder:

   We are pleased to present the semi-annual report for Citi U.S. Treasury Reserves (the Fund") for the period ended February 28, 2001. In this report, we summarize the economic and market conditions that prevailed during the period. In addition, a detailed summary of the Fund's performance and holdings can be found in the appropriate sections that follow.

   Over the past six months, money market instruments generally helped investors preserve their capital and earn competitive levels of taxable income as the U.S. economy slowed from its previous robust pace and the stock market generally declined. Indeed, in an investment environment in which many asset classes lost value, some money market funds provided relatively attractive returns. In January, the Federal Reserve Board reduced short-term interest rates in an effort to keep the economy growing. While this change in monetary policy may have benefited long-term, high quality bonds, it produced lower yields for many money market funds.

   In this environment, the investment adviser to the Fund, Citibank, N.A., continued to manage the Fund with the goal of achieving its investment objectives: providing shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

   This semi-annual report reviews the Fund's investment activities and performance during the six months ended February 28, 2001, and provides a summary of Citibank's perspective on and outlook regarding the marketplace for money market securities.

   Thank you for your continued confidence and participation.

Sincerely,



/s/ Heath B. McLendon
---------------------
Heath B. McLendon
President
March 15, 2001

PORTFOLIO ENVIRONMENT AND OUTLOOK

   WHEN THE REPORTING PERIOD BEGAN, THE ECONOMY WAS BEGINNING TO SLOW FROM ITS RAPID PACE EARLIER IN THE YEAR. The economy's 2.2% annualized growth rate during the third quarter of 2000 stood in stark contrast to the second quarter's 5.5% annualized rate. The economic slowdown may have been triggered by higher interest rates implemented over the previous 15 months by the Federal Reserve Board (the Fed"), which raised the benchmark Federal Funds rate -- the Fed's rate for overnight loans to member banks -- from 4.75% to 6.50%. Faced with higher borrowing costs, many businesses and consumers postponed many large purchases and new investments.

   During the fourth quarter of 2000, annualized U.S. economic growth continued to slow, ending the year with an anemic 1.4% expansion rate, the slowest pace in more than five years. Lackluster retail sales during the 2000 holiday season, lower consumer confidence, declining manufacturing activity and higher energy costs contributed to the period's economic weakness. Despite evidence of a slowing economy, the Fed held monetary policy steady, leaving rates unchanged at its June, August, October, November and December 2000 meetings. Nonetheless, at its December 2000 meeting, the Fed suggested that the primary risk to the U.S. economy was recession, not inflation. As a result, many investors expected the Fed to reduce short-term interest rates at its next meeting, scheduled for the end of January 2001.

   Just days after 2001 began, the Fed surprised most analysts and investors by reducing the Federal Funds rate by 50 basis points. This rate reduction was surprising, given that it came between regularly scheduled meetings of the Fed's policy-making arm, the Federal Open Market Committee (FOMC). In testimony before Congress, Fed Chairman Alan Greenspan expressed concern about the economy's growth, which he stated may have stalled" at the start of the new year. When the FOMC gathered for its next scheduled meeting at the end of January, the Fed cut interest rates by an additional 50 basis points, bringing the Fed Funds rate to 5.50%. January's total rate cut of 100 basis points is the largest single-month decrease in interest rates since Alan Greenspan was appointed Fed Chairman in 1987. These moves toward a more accommodative monetary policy caused yields of money market instruments to decline commensurately.

   In addition, downward pressure on yields on U.S. Treasury bills was intensified by supply-and-demand factors that were unique to the short-term U.S. Treasury securities marketplace. The Federal government received higher-than-expected tax revenues while the economy remained strong, resulting in a sizeable budget surplus. As a result the Federal government had less need to borrow in the short-term markets. Ultimately, this led to a substantially reduced supply of U.S. Treasury securities compared to the same period a year ago. At the same time, however, demand for such securities increased as investors sought to protect some of their assets from heightened volatility in the stock and corporate bond markets.

   In this environment, the Fund's investment adviser generally attempted to maintain the Fund's average weighted maturity toward the long end of its permitted range. During the period when securities that the adviser considered particularly attractive came to the market -- such as "Cash Management Bills" -- the adviser periodically and opportunistically adjusted the Fund's average weighted maturity in an attempt to capture the yields that these newly-issued instruments provided. In October and November, the adviser also took advantage of attractively priced securities that were part of the issuance of $80 billion of U.S. Treasury notes in the 30- to 60-day maturity range.

   Looking forward, the adviser expects economic weakness to persist over the next several months, but economic growth to increase during the second half of 2001. Indeed, it is currently on the lookout for potential inflationary pressures that could accompany an acceleration of economic activity. An economic recovery and a spike in inflation could become more likely if Congress passes the Federal personal income tax cuts recently proposed by President Bush.

FUND FACTS

FUND OBJECTIVE
To provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

INVESTMENT ADVISER,                         DIVIDENDS
U.S. TREASURY RESERVES PORTFOLIO            Declared daily, paid monthly
Citibank, N.A.
                                            BENCHMARK*
COMMENCEMENT OF OPERATIONS                  o Lipper S&P AAA rated U.S.
Class N shares                                Treasury Money Market
May 3, 1991                                   Funds Average
Cititrade(R) shares
August 18, 2000                             o iMoneyNet, Inc.100% U.S.
                                              Treasury Rated Money Market
NET ASSETS AS OF 2/28/01                      Funds Average
Class N shares: $309.5 million
Cititrade shares: $171,104

* The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

  Citi is a service mark of Citicorp.
  Cititrade is a registered service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS

                                                                        SINCE
FOR THE PERIOD ENDED FEBRUARY 28, 2001     SIX       ONE     FIVE    MAY 3, 1991
(Unaudited)                              MONTHS**    YEAR    YEARS*   INCEPTION*
================================================================================
Citi U.S. Treasury Reserves Class N       2.75%     5.47%    4.65%      4.24%
Lipper S&P AAA rated U.S. Treasury
  Money Market Funds Average              2.74%     5.64%    4.86%      4.45%+
iMoneyNet, Inc. 100% U.S. Treasury
  Rated Money Market Funds Average        2.75%     5.52%    4.75%      4.61%+
Cititrade U.S. Treasury Reserves          2.60%       --       --       2.79%#**

*  Average Annual Total Return
** Not Annualized
+  Since April 30, 1991
#  Commencement of Operations 8/18/00


7-DAY YIELDS                CLASS N               CITITRADE
                            -------               ---------
Annualized Current           4.45%                  4.18%
Effective                    4.55%                  4.26%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during the seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during the seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI U.S. TREASURY RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2001 (Unaudited)
========================================================================================
ASSETS:
Investment in U.S. Treasury Reserves Portfolio, at value (Note 1)          $310,782,085
Receivable for shares of beneficial interest sold                                74,004
----------------------------------------------------------------------------------------
 Total assets                                                               310,856,089
----------------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                               931,799
Payable for shares of beneficial interest repurchased                           110,544
Payable to affiliate--Shareholder servicing agents' fees (Note 3B)               69,187
Accrued expenses and other liabilities                                          117,146
----------------------------------------------------------------------------------------
 Total liabilities                                                            1,228,676
----------------------------------------------------------------------------------------
NET ASSETS                                                                 $309,627,413
========================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                            $309,627,413
========================================================================================
CLASS N SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
 ($309,456,309/309,456,309 shares outstanding)                                    $1.00
========================================================================================
CITITRADE SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
 ($171,104/171,104 shares outstanding)                                            $1.00
========================================================================================

See notes to financial statements

CITI U.S. TREASURY RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
==========================================================================================
INVESTMENT INCOME (Note 1A)
Income from U.S. Treasury Reserves Portfolio                    $9,658,394
Allocated expenses from U.S. Treasury Reserves Portfolio          (156,551)
------------------------------------------------------------------------------------------
                                                                                $9,501,843

EXPENSES:
Administrative fees (Note 3A)                                      549,357
Shareholder Servicing Agents' fees Class N (Note 3B)               392,286
Distribution fees Class N (Note 4)                                 156,914
Distribution fees Cititrade (Note 4)                                   267
Shareholder reports                                                 20,057
Transfer agent fees                                                 18,996
Custody and fund accounting fees                                    15,900
Legal fees                                                          13,974
Audit fees                                                          12,400
Trustees' fees                                                       6,666
Registration fees                                                    5,490
Blue Sky fees                                                       15,003
Miscellaneous                                                       15,862
------------------------------------------------------------------------------------------
 Total expenses                                                  1,223,172
Less: aggregate amounts waived by Administrator and Distributor
 (Notes 3A and 4)                                                 (280,351)
------------------------------------------------------------------------------------------
 Net expenses                                                                      942,821
------------------------------------------------------------------------------------------
Net investment income                                                           $8,559,022
==========================================================================================

See notes to financial statements

CITI U.S. TREASURY RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED
                                                         FEBRUARY 28, 2001    YEAR ENDED
                                                             (Unaudited)    AUGUST 31, 2000
============================================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
 to shareholders (Note 2)                                   $   8,559,022    $    15,133,322
============================================================================================
TRANSACTIONS  IN SHARES OF  BENEFICIAL  INTEREST
 AT NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CLASS N SHARES
Net proceeds from sale of shares                              584,828,575      1,080,056,269
Net asset value of shares issued to shareholders
 from reinvestment of dividends                                 3,104,252          5,963,213
Cost of shares repurchased                                   (566,923,464)    (1,141,068,128)
--------------------------------------------------------------------------------------------
 Total Class N shares                                          21,009,363        (55,048,646)
--------------------------------------------------------------------------------------------
TRANSACTIONS  IN SHARES OF  BENEFICIAL  INTEREST
 AT NET ASSET VALUE OF $1.00 PER
 SHARE (Note 5):
CITITRADE SHARES*
Net proceeds from sale of shares                                  268,078             10,650
Net asset value of shares issued to shareholders
 from reinvestment of dividends                                     2,283                 12
Cost of shares repurchased                                       (105,477)            (4,442)
--------------------------------------------------------------------------------------------
 Total Cititrade shares                                           164,884              6,220
--------------------------------------------------------------------------------------------
Total increase (decrease) in net assets from transactions
  in shares of beneficial interest                             21,174,247        (55,042,426)
--------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                          21,174,247        (55,042,426)
--------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                           288,453,166        343,495,592
--------------------------------------------------------------------------------------------
End of period                                               $ 309,627,413    $   288,453,166
============================================================================================

* August 18, 2000 (Commencement of Operations)

See notes to financial statements

CITI U.S. TREASURY RESERVES
FINANCIAL HIGHLIGHTS

                                                                CLASS N SHARES
                                 ----------------------------------------------------------------------
                                  SIX MONTHS ENDED                 YEAR ENDED AUGUST 31,
                                 FEBRUARY 28, 2001  ---------------------------------------------------
                                    (Unaudited)       2000       1999       1998      1997       1996
=======================================================================================================
Net Asset Value,
  beginning of period                $1.00000      $1.00000   $1.00000   $1.00000   $1.00000   $1.00000
Net investment income                 0.02716       0.04797    0.03947    0.04552    0.04547    0.04602
Less dividends from net
 investment income                   (0.02716)     (0.04797)  (0.03947)  (0.04552)  (0.04547)  (0.04602)
--------------------------------------------------------------------------------------------------------
Net Asset Value,
  end of period                      $1.00000      $1.00000   $1.00000   $1.00000   $1.00000   $1.00000
--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                    $309,456      $288,447   $343,496   $319,930   $360,717   $317,996
Ratio of expenses to
 average net assets+                    0.70%*        0.70%      0.70%      0.70%      0.70%      0.70%
Ratio of net investment income
 to average net assets+                 5.45%*        4.76%      3.96%      4.55%      4.57%      4.61%
Total return                            2.75%**       4.90%      4.02%      4.65%      4.64%      4.70%

Note: If Agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share     $0.02559      $0.04523   $0.03678   $0.04292   $0.04278   $0.04313
RATIOS:
Expenses to average net assets+         1.01%*        0.97%      0.97%      0.96%      0.97%      1.00%
Net investment income to
 average net assets+                    5.14%*        4.49%      3.69%      4.29%      4.30%      4.32%
=======================================================================================================

                                                   CITITRADE SHARES
                                        -------------------------------------------------
                                                                    FOR THE PERIOD
                                        SIX MONTHS ENDED            AUGUST 18, 2000
                                        FEBRUARY 28, 2001     (COMMENCEMENT OF OPERATIONS)
                                           (Unaudited)             TO AUGUST 31, 2000
==========================================================================================
Net Asset Value, beginning of period            $1.00000                $1.00000
Net investment income                            0.02568                 0.00193
Less dividends from net investment income       (0.02568)               (0.00193)
------------------------------------------------------------------------------------------
Net Asset Value, end of period                  $1.00000                $1.00000
==========================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period                       $171,104                  $6,220
Ratio of expenses to average net assets            1.00%*                  1.00%*
Ratio of net investment income to
  average net assets+                              5.15%*                  4.46%*
Total return                                       2.60%**                 0.19%**

Note: If Agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the period, the net investment income per share and the ratios would have been as follows:

Net investment income per share                 $0.02488                $0.00193
RATIOS:
Expenses to average net assets                     1.31%*                  1.27%*
Net investment income to average net assets+       4.84%*                  4.19%*
==========================================================================================

+ Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.
*  Annualized
** Not Annualized

See notes to financial statements

CITI U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds U.S. Treasury Reserves changed its name to Citi U.S. Treasury Reserves (the Fund"). The Fund is a separate diversified series of CitiFunds Trust III (the Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the Portfolio"), an open-end, diversified management investment company for which Citibank, N.A. (Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (18.8% at February 28, 2001) in the net assets of the Portfolio. CFBDS, Inc. (CFBDS") acted as the Trust's Administrator and Distributor through December 31, 2000. SSB Citi Fund Management LLC (SSB Citi"), an affiliate of Citibank, became the Fund Administrator effective January 1, 2001. Citibank also makes shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly-owned subsidiary of Citigroup Inc. Effective January 1, 2001 Salomon Smith Barney Inc. became the Fund's Distributor.

   The Fund offers Class N shares and Cititrade shares. The Fund commenced its public offering of Cititrade shares on August 18, 2000. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were liquidated. Class N shares have lower expenses than Cititrade shares. Cititrade shares pay a higher ongoing service fee than Class N shares.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

   B. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

   C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Administrator. Expenses incurred by the Trust with respect to any two or more funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

CITI U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   D. Other All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the fund and other investors in the Portfolio at the time of such determination.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.70% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 28, 2001, management agreed to voluntarily limit Class N expenses to 0.70% and Cititrade expenses to 1.00%.

   A. Administrative Fees Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at an annual rate of 0.35% of average daily net assets of the Fund. The Administrative fees amounted to $549,357, of which $186,994 was voluntarily waived for the six months ended February 28, 2001. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. Shareholder Servicing Agent Fees The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $392,286 for Class N for the six months ended February 28, 2001.

CITI U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)


4. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for which the Fund compensates the Distributor at an annual rate of 0.10% of Class N average daily net assets and 0.60% of Cititrade average daily net assets. The
Distribution fees for Class N amounted to $156,914, of which $93,357 was voluntarily waived for the six months ended February 28, 2001 and $267 for Cititrade for the six months ended February 28, 2001. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through February 28, 2001.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $536,691,800 and $524,269,489, respectively, for the six months ended February 28, 2001.

U.S. TREASURY RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 2001
(Unaudited)


                                PRINCIPAL
                                  AMOUNT
ISSUER                        (000'S OMITTED)          VALUE
----------------------------------------------------------------
U.S. TREASURY BILLS -- 92.8%
----------------------------------------------------------------
United States Treasury Bill,
  due 3/22/01                     $171,883          $171,372,548
  due 3/29/01                      296,415           295,216,202
  due 4/05/01                      449,089           446,883,622
  due 4/12/01                      106,994           106,364,257
  due 4/19/01                      243,391           241,721,850
  due 5/03/01                       34,946            34,643,280
  due 5/10/01                      173,049           171,391,656
  due 5/17/01                       45,901            45,421,895
  due 6/28/01                       22,807            22,446,121
                                                  --------------
                                                   1,535,461,431
                                                  --------------

U.S. TREASURY NOTES -- 7.2%
----------------------------------------------------------------
United States Treasury Notes,
  due 7/31/01                      111,008           111,250,364
  due 8/31/01                        7,650             7,622,757
                                                  --------------
                                                     118,873,121
                                                  --------------

TOTAL INVESTMENTS,
 AT AMORTIZED COST                  100.0%         1,654,334,552
OTHER ASSETS,
 LESS LIABILITIES                     0.0                558,157
                                    -----         --------------
NET ASSETS                          100.0%        $1,654,892,709
                                    =====         ==============

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2001 (Unaudited)
===========================================================================
ASSETS:

Investments, at amortized cost (Note 1A)                    $1,654,334,552
Cash                                                               199,558
Interest receivable                                                490,253
---------------------------------------------------------------------------
 Total assets                                                1,655,024,363
---------------------------------------------------------------------------
LIABILITIES:
Payable to affiliate-- Investment advisory fees (Note 2A)           74,449
Accrued expenses and other liabilities                              57,205
---------------------------------------------------------------------------
 Total liabilities                                                 131,654
---------------------------------------------------------------------------
NET ASSETS                                                  $1,654,892,709
===========================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                    $1,654,892,709
===========================================================================



U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B)                                         $45,693,429

EXPENSES:
Investment Advisory fees (Note 2A)                    $1,110,016
Administrative fees (Note 2B)                            370,005
Custody and fund accounting fees                         153,884
Trustees' fees                                            14,156
Audit fees                                                14,100
Legal fees                                                 9,651
Miscellaneous                                             31,396
--------------------------------------------------------------------------------
 Total expenses                                        1,703,208
Less: aggregate amounts waived by Investment
 Adviser and Administrator (Notes 2A and 2B)            (963,122)
Less: fees paid indirectly (Note 1D)                         (40)
--------------------------------------------------------------------------------
 Net expenses                                                           740,046
--------------------------------------------------------------------------------
Net investment income                                               $44,953,383
================================================================================

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                      SIX MONTHS ENDED
                                                      FEBRUARY 28, 2001    YEAR ENDED
                                                         (Unaudited)     AUGUST 31, 2000
=========================================================================================
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                  $    44,953,383    $    66,878,424
-----------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                              3,259,578,318      4,524,590,945
Value of withdrawals                                    (2,974,327,280)    (4,455,407,592)
-----------------------------------------------------------------------------------------
Net increase in net assets from capital transactions       285,251,038         69,183,353
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                 330,204,421        136,061,777
-----------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                      1,324,688,288      1,188,626,511
-----------------------------------------------------------------------------------------
End of period                                          $ 1,654,892,709    $ 1,324,688,288
=========================================================================================



U.S. TREASURY RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                              SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                              FEBRUARY 28, 2001  ------------------------------------------------------------
                                 (Unaudited)       2000           1999        1998        1997        1996
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
 (000's omitted)                  $1,654,893    $1,324,688    $1,188,627    $911,845    $907,910    $767,804
Ratio of expenses to
 average net assets                    0.10%*        0.10%         0.10%       0.10%       0.10%       0.10%
Ratio of net investment income
 to average net assets                 6.07%*        5.41%         4.55%       5.14%       5.15%       5.20%

Note: If the agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

RATIOS:
Expenses to average net assets         0.23%*        0.23%         0.23%       0.23%       0.24%       0.25%
Net investment income to
 average net assets                    5.94%*        5.28%         4.42%       5.01%       5.01%       5.05%
=============================================================================================================

* Annualized

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES U.S. Treasury Reserves Portfolio (the Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. CFBDS, Inc (CFBDS"), acted as the Portfolio's Administrator through December 31, 2000. SSB Citi Fund Management LLC (SSB Citi"), an affiliate of Citibank, became the Fund Administrator effective January 1, 2001. Citibank N.A. (Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

   C. Federal Income Taxes The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Fees Paid Indirectly The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

   A. Investment Advisory Fee The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $1,110,016, of which $593,117 was voluntarily waived for the six months ended February 28, 2001. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   B. Administrative Fees Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $370,005, all of which was contractually waived for the six months ended February 28, 2001. The contractual fee waivers terminate on December 31, 2001. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of U.S. Treasury obligations, aggregated $5,629,118,415 and $5,342,838,889, respectively, for the six months ended February 28, 2001.

4. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 2001, the commitment fee allocated to the Portfolio was $2,134. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Heath B. McLendon*, President
E. Kirby Warren
William S. Woods, Jr.**

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

 *AFFILIATED PERSON OF INVESTMENT ADVISER
**TRUSTEE EMERITUS

INVESTMENT ADVISER
(OF U.S. TREASURY RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------













This report is prepared for the information of shareholders of Citi U.S. Treasury Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi U.S. Treasury Reserves.

(C)2001 Citicorp         [RECYCLE LOGO] Printed on recycled paper    CFS/RUS/201